Reinsurance premiums ceded	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Reinsurance premiums ceded
Reinsurance premiums ceded
From time to time, the Company purchases retrocessional coverage for one or more of the following reasons: to manage its overall exposure, to reduce its net liability on individual risks, to obtain additional underwriting capacity and to balance its underwriting portfolio. Additionally, retrocession can be used as a mechanism to share the risks and rewards of business written and therefore can be used as a tool to align the Company’s interests with those of its counterparties. The Company currently has coverage that provides for recovery of a portion of loss and loss adjustment expenses incurred on one crop contract written in 2013 and one new contract entered into in the third quarter of 2014. Premiums ceded for the three and nine months ended September 30, 2014 were $0.2 million, compared to $nil and $10.0 million for three and nine month ended September 30, 2013, respectively. Loss and loss adjustment expenses recoverable from the retrocessionaire are recorded as assets. For the three and nine months ended September 30, 2014, loss and loss adjustment expenses incurred and reported on the condensed consolidated statements of income (loss) are net of loss and loss expenses recovered of $nil and $1.0 million, respectively, compared to $2.1 million and $6.3 million for three and nine months ended September 30, 2013, respectively. Retrocession contracts do not relieve the Company from its obligations to the insureds. Failure of retrocessionaires to honor their obligations could result in losses to the Company. As of September 30, 2014, the Company had loss and loss adjustment expenses recoverable of $1.4 million (December 31, 2013 - $9.3 million) with one retrocessionaire who was rated “A (Excellent)” by A.M. Best Company. The Company regularly evaluates the financial condition of its retrocessionaires to assess the ability of the retrocessionaires to honor their obligations.

Reinsurance premiums ceded
The Company from time to time purchases retrocessional coverage for one or more of the following reasons: to manage its overall exposure, to reduce its net liability on individual risks, to obtain additional underwriting capacity and to balance its underwriting portfolio. Additionally, retrocession can be used as a mechanism to share the risks and rewards of business written and therefore can be used as a tool to align the Company’s interests with those of its counterparties. The Company currently has coverage that provides for recovery of a portion of loss and loss adjustment expenses incurred on one crop contract. Loss and loss adjustment expenses recoverable from the retrocessionaires are recorded as assets. For the year ended December 31, 2013, loss and loss adjustment expenses incurred and reported on the consolidated statements of income (loss) are net of loss and loss expenses recovered of $9.3 million. Retrocession contracts do not relieve the Company from its obligations to the insureds. Failure of retrocessionaires to honor their obligations could result in losses to the Company. As of December 31, 2013, the Company had loss and loss adjustment expenses recoverable of $9.3 million with one retrocessionaire who was rated “A (Excellent)” by A.M. Best Company. The Company regularly evaluates the financial condition of its retrocessionaires to assess the ability of the retrocessionaires to honor their obligations.